Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Cash and cash equivalents	16. Cash and cash equivalents

	At December 31,
	2021	2020
	$’m	$’m
Cash at bank and in hand	432	254
Short term bank deposits	28	—
Restricted cash	3	3
	463	257